Description of Business, the Spin-Off and Going Concern and Management's Plans (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Aug. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Description of Business, the Spin-Off and Going Concern and Management's Plans (Textual)
Cash balance		$ 89	$ 12	$ 89	$ 12	$ 22	$ 937
Working capital deficit		15,500		15,500
Stockholders' deficit		(12,366)		(12,366)		$ (22,172)
Net Loss		$ (2,408)	$ (9,745)	$ (5,399)	$ (13,919)
Description of stock	The Company became an independent company through the pro rata distribution by Inpixon (Inpixon) of 100% of the outstanding common stock of Sysorex to Inpixon equity holders (which the Company refers to as the Distribution). Each Inpixon equity holder of record as of the close of business on August 21, 2018 received one share of the Company’s common stock for every three shares of Inpixon common stock held on the record date or such number of shares of common stock issuable upon complete conversion of Inpixon convertible preferred stock or exercise of certain participating warrants. Approximately 40 million shares of the Company’s common stock were distributed on the Distribution Date to Inpixon equity holders.